Note 35 Fee and commission income (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fee and commission income [Line Items]
Bills receivables	€ 11,000,000	€ 17,000,000
Demand Account	199,000,000	168,000,000
Credit and Debit Cards	1,181,000,000	1,020,000,000
Checks	64,000,000	69,000,000
Transfers and other payment orders	305,000,000	271,000,000
Insurance product commissions	109,000,000	71,000,000
Commitment fees	111,000,000	87,000,000
Other Commitments And Financial Guarantees Given	178,000,000	178,000,000
Portfolio and other management fee income	607,000,000	566,000,000
Brokerage fee income	169,000,000	186,000,000
Custody securities income	78,000,000	73,000,000
Other fee and commission income	299,000,000	283,000,000
Fee and commission income	€ 3,311,000,000	€ 2,987,000,000